Loss on sale of vessel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Sales proceeds		$ 18,800,000
Net book value of vessel		(31,517,609)
Sales related costs		(322,681)
Debt termination costs and related finance fees		121,902
Net loss on sale of vessel		(13,162,192)
Proceeds from Sale of Property, Plant, and Equipment		26,557,707
Ardmore Seamaster [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds		9,700,000
Net book value of vessel		(15,979,901)
Sales related costs		(223,178)
Debt termination costs and related finance fees		66,684
Net loss on sale of vessel		(6,569,763)
Ardmore Seafarer [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds		9,100,000
Net book value of vessel		(15,537,708)
Sales related costs		(99,503)
Debt termination costs and related finance fees		55,218
Net loss on sale of vessel		$ (6,592,429)
Ardmore Seatrader
Property, Plant and Equipment [Line Items]
Sales proceeds			$ 8,250,000
Net book value of vessel			(14,444,217)
Sales related costs			(166,596)
Net loss on sale of vessel			$ (6,360,813)
Ardmore Seamariner
Property, Plant and Equipment [Line Items]
Sales proceeds	$ 10,000,000
Net book value of vessel	(16,342,309)
Sales related costs	(105,000)
Net loss on sale of vessel	$ (6,447,309)